Expense Example, No Redemption {- Fidelity SAI Sustainable Low Duration Income Fund} - NF_08.31 Fidelity SAI Sustainable Low Duration Income Fund Retail Pro-01 - Fidelity SAI Sustainable Low Duration Income Fund - Fidelity SAI Sustainable Low Duration Income Fund
Apr. 12, 2022 USD ($)
Expense Example, No Redemption:
1 Year	$ 26
3 Years	$ 261